Lease - Summary of maturity analysis of operating lease payments (Detail) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	₩ 447,434
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	239,174
1 year ~ 2 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	132,802
2 year ~ 3 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	60,808
3 year ~ 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	9,424
4 year ~ 5 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	3,520
More than 5 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	₩ 1,706